Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRUST FOR CREDIT UNIONS
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
Investor Prospectus | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your Investor Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same (except that the Example incorporates the expense reduction/limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments: The Portfolio invests exclusively in:
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts
  U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder
  Repurchase agreements related to the securities described above
  Federal funds
The Portfolio’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Portfolio seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

		Pursuant to an order of the Securities and Exchange Commission (“SEC”), the Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman, Sachs & Co. (“Goldman Sachs”), an affiliate of the Portfolio’s investment adviser.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
  Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank (or a foreign branch of a U.S. bank) or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligations to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.
  Interest Rate Risk—The risk that when interest rates increase, the Portfolio’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Portfolio, because low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets, or, at times, maintain a stable $1.00 share price.
  Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.
  Liquidity Risk—The risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perception. Illiquid investments may be more difficult to value. While the Portfolio endeavors to maintain a high level of liquidity, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Portfolio’s ability to maintain a $1.00 share price or prevent the Portfolio from being able to take advantage of other investment opportunities.

  Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Portfolio’s shares, and redemptions by these shareholders of their Portfolio shares may further increase the Portfolio’s liquidity risk and may adversely impact the Portfolio’s NAV.
  Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
  Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  Money Market Reform Risk—Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Portfolio. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments will affect the manner in which the Portfolio and other money market funds are structured and operated, and may impact Portfolio expenses, returns and liquidity. The degree to which a money market fund will be impacted by the amendments will depend upon the type of fund and type of investors (e.g., retail or institutional). The amendments have staggered compliance dates. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. As a result of these amendments, the Portfolio may be required to take certain steps that will impact and may adversely affect the Portfolio. The precise nature of such impact and affects has not yet been determined.
  Stable NAV Risk—The risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Portfolio should not rely on or expect the investment adviser or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio maintain a stable $1.00 share price.
  U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. government securities may be purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by a Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.
		An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (“NCUA”), the Federal Deposit Insurance Corporation or any other governmental agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (“NCUA”), the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio suspended operations as of the close of business on May 30, 2014.

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Portfolio’s current yield by calling 1-800-342-5828 or 1-800-237-5678.

		As of the date of this Prospectus, Investor Shares of the Portfolio did not have a full calendar year of performance. The returns below represent the returns for TCU Shares of the Portfolio which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, Investor Shares of the Portfolio did not have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-342-5828 or 1-800-237-5678
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for the period ended March 31, 2014 was 0.00%. Best Quarter Q4 ’06 1.32% Worst Quarter Q4 ’11 0.00%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns below represent the returns for TCU Shares of the Portfolio which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2013
Investor Prospectus | Money Market Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFee	none
Exchange Fees	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	169
5 Years	rr_ExpenseExampleYear05	331
10 Years	rr_ExpenseExampleYear10	801
Investor Prospectus | Money Market Portfolio | TCU Shares
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	1.26%
2005	rr_AnnualReturn2005	3.15%
2006	rr_AnnualReturn2006	5.03%
2007	rr_AnnualReturn2007	5.16%
2008	rr_AnnualReturn2008	2.21%
2009	rr_AnnualReturn2009	0.22%
2010	rr_AnnualReturn2010	0.09%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.09%
2013	rr_AnnualReturn2013	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.09%
10 Years	rr_AverageAnnualReturnYear10	1.71%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 1988

[1]	The Administrator has agreed to reduce or limit "Total Annual Portfolio Operating Expenses" of Investor Shares of the Portfolio (excluding distribution and service (12b-1) fees, interest, taxes, brokerage and extraordinary expenses) such that the "Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement" for Investor Shares of the Portfolio is not more than 0.20% of the average daily net assets attributable to Investor Shares of the Portfolio. This expense reduction/limitation will remain in effect through at least December 31, 2015 and, prior to such date, the Administrator may not terminate the arrangement without the approval of the Trust for Credit Unions' Board of Trustees.